FAIR VALUE MEASUREMENTS - Changes in fair value of warrant liabilities (Details) - USD ($)		7 Months Ended
	Oct. 26, 2020	Dec. 31, 2020
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in valuation inputs or other assumptions	$ 3,545,833
Fair value as of December 31, 2020		$ 4,370,000
Fair Value, Recurring | Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of June 10, 2020 (inception)		0
Initial measurement on September 9, 2020		1,428,600
Change in valuation inputs or other assumptions		3,096,650
Fair value as of December 31, 2020		4,525,250
Fair Value, Recurring | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of June 10, 2020 (inception)		0
Initial measurement on September 9, 2020		1,380,000
Change in valuation inputs or other assumptions		2,990,000
Fair value as of December 31, 2020		4,370,000
Fair Value, Recurring | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of June 10, 2020 (inception)		0
Initial measurement on September 9, 2020		48,600
Change in valuation inputs or other assumptions		106,650
Fair value as of December 31, 2020		$ 155,250